Note 1 - The Company and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 –	The Company and Description of Business

We are a clinical-stage, biopharmaceutical and medical device company focused on the development of novel therapeutics intended to address significant unmet medical needs in important acute care markets. Our development programs are primarily focused in the treatment of acute cardiovascular and pulmonary diseases. Our lead cardiovascular product candidate, istaroxime, a first
-in-class, dual-acting agent being developed to improve cardiac function in patients with acute heart failure, or AHF, and cardiogenic shock with a potentially differentiated safety profile from existing treatments. Istaroxime demonstrated significant improvement in diastolic and systolic function in phase
2
clinical trials and has been granted Fast Track designation for the treatment of AHF by the U.S. Food and Drug Administration, or FDA. Our lead pulmonary product candidate is AEROSURF (lucinactant for inhalation), a novel drug/medical device combination for non-invasive delivery of our proprietary aerosolized
KL4
surfactant, using our proprietary Aerosol Delivery System, or ADS, technology for the treatment of respiratory distress syndrome, or RDS, in premature infants. AEROSURF has been granted Fast Track designation by the FDA for the treatment of RDS. We are also developing plans to study our proprietary
KL4
surfactant for treatment of lung injury resulting from severe novel coronavirus, or COVID-
19,
infections, if we are able to secure the required additional capital resources necessary to initiate and complete the study. Our other drug product candidates include rostafuroxin, a novel medicine for the treatment of hypertension, in patients with a specific genetic profile. We also have a number of pipeline preclinical product candidates that we are evaluating for progression into clinical development. We are pursuing a number of early exploratory research programs to identify potential product candidates, including oral and intravenous SERCA
2a
heart failure compounds and other product candidates utilizing our
KL4
surfactant and ADS technologies.

In
December 2018,
we acquired CVie Investments Limited, or CVie Investments, an exempted company with limited liability incorporated under the laws of the Cayman Islands, which we refer to herein as the CVie Acquisition. Since the CVie Acquisition, we have operated CVie Investments, and its wholly-owned subsidiary, CVie Therapeutics, a Taiwan corporation organized under the laws of the People’s Republic of China, as a subsidiary focused on the development of drug product candidates for cardiovascular diseases.

The reader is referred to, and encouraged to read in its entirety, “Item
1
– Business” in our Annual Report on Form
10
-K for the year ended
December 31, 2019
that we filed with the Securities and Exchange Commission (SEC) on
April 3, 2020,
which contains a discussion of our business and business plans, as well as information concerning our proprietary technologies and our current and planned development programs.

Note
1
- The Company and Description of Business

We are a clinical-stage, biopharmaceutical and medical device company focused on the development of novel therapeutics intended to address significant unmet medical needs in important acute care markets. Our development programs are primarily focused in the treatment of acute cardiovascular and pulmonary diseases. Our lead cardiovascular product candidate is istaroxime, a first
-in-class, dual-acting agent being developed to improve cardiac function in patients with acute heart failure (AHF) and cardiogenic shock with a potentially differentiated safety profile from existing treatments. Istaroxime demonstrated significant improvement in diastolic and systolic function in phase
2
clinical trials and has been granted Fast Track designation for the treatment of AHF by the U.S. Food and Drug Administration (FDA). Our lead pulmonary product candidate is AEROSURF® (lucinactant for inhalation), a novel drug/medical device combination for non-invasive delivery of our proprietary aerosolized
KL4
surfactant, using our proprietary Aerosol Delivery System (ADS), technology for the treatment of respiratory distress syndrome (RDS), in premature infants. AEROSURF has been granted Fast Track designation by the FDA for the treatment of RDS. We are also developing plans to study our proprietary
KL4
surfactant for the treatment of lung injury resulting from severe COVID-
19
infection if we are able to secure the required additional capital resources necessary to initiate and complete the study. Our other drug product candidates include rostafuroxin, a novel medicine for the treatment of hypertension in patients with a specific genetic profile.  We also have a number of pipeline preclinical product candidates that we are evaluating for progression into clinical development. We are pursuing a number of early exploratory research programs to identify potential product candidates, including oral (and intravenous) SERCA
2a
heart failure compounds and other product candidates utilizing our
KL4
surfactant and ADS technologies.